UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2022

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

SEMI-ANNUAL REPORT

May 31, 2022

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2022

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-19
Schedule of investments	20-32

Fund Expense Examples	33

Financial Statements
Statements of assets and liabilities	34
Statements of operations	35
Statements of changes in net assets	36
Notes to financial statements	37-43
Financial highlights	44-46

Additional Information	47-48

This report contains information for existing shareholders of Thompson IM Funds, Inc.
It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2022

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of -4.92% for the six-months ended May 31, 2022, as compared to its benchmark, the S&P 500 Index, which returned -8.85%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/22
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	-5.45%	16.91%	11.84%	13.42%
S&P 500 Index	-0.30%	16.44%	13.38%	14.40%

Gross Expense Ratio as of 03/31/22 was 1.15%.

Net Expense Ratio after reimbursement as of 03/31/22 was 0.99%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2023, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2022

Management Commentary

Coming into 2022, we expected investors to be primarily focused on the trajectory of interest rates and inflation as they relate to asset valuation, absent an exogenous event. Through the end of May investors had to grapple with all of the above. Russia’s invasion of Ukraine provided a tragic exogenous event, while the Federal Reserve raised the Federal Funds Rate for the first time since early 2019. Beyond Russia’s invasion adding to general investor angst, the most immediate and direct impact on Fund holdings was an increase in oil and other commodity prices. With oil rising, energy stocks performed well during the period, and the Fund’s underweight in this sector produced the biggest drag to relative performance over the last 6 months. We are confident the oil market will eventually rebalance, and we don’t expect this notoriously volatile sector to lead other sectors for long.

Despite this drag, the Fund produced competitive returns during the period, driven by two primary factors. First, the Fund benefited from certain depressed stocks experiencing a bounce in performance, often as a result of investors (or even other firms looking to acquire the entire company) stepping in to take advantage of their lower stock price. For example, the Communication Services sector performed well for the Fund during the period after the Fund took a position in Activision shortly before Microsoft offered to acquire the company. Performance in Health Care illustrated this concept more broadly, as numerous stocks appreciated after having been unloved for some time. Secondly, the Fund benefited by avoiding certain areas of weakness in the markets. The Fund’s smaller allocations to the Consumer Discretionary and Information Technology sectors positively contributed to attribution after many of those sectors’ holdings were hit by higher interest rates, contributing to lower stock prices for many companies in the sectors. The avoidance of Amazon.com, Tesla, and an underweight in Apple all benefited shareholders during the period.

Though Russia’s aggression has significantly increased uncertainty, we haven’t materially changed the way in which we implement our strategy. Global growth will likely be lower than it would’ve been otherwise, but some of the factors directly impacting U.S. corporate profits (commodity inflation, additional supply chain issues) are likely to be more transitory. We still believe that the primary market story of 2022 will be about interest rates and valuation. U.S. inflation was set to peak during the first quarter, but the spike in commodity prices likely pushed that peak to the second quarter. With inflation turning out to be not quite as temporary as the Federal Reserve originally anticipated, the Federal Reserve has signaled a more aggressive monetary tightening path than was previously assumed. This has contributed to compressed stock valuations as investors rethink the current value of future corporate earnings and consider whether or not this tightening cycle will be so aggressive that it tips the economy into recession.

At the end of the semi-annual period, the S&P 500 traded at 16.4 times estimated 2023 earnings. In this environment we think the best strategy is to avoid stocks whose valuations suggest spectacular earnings growth that may or may not happen. If the growth does occur, the stock’s price likely reflects it already. If the company’s earnings don’t increase quite as quickly as investors expect, the downside risk is potentially enormous. Instead, we’ve constructed a portfolio that in aggregate seeks to achieve competitive earnings growth relative to its benchmark, but at a lower valuation.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Federal Funds Rate is the target rate at which the Federal Reserve suggests banks borrow and lend their excess reserves to each other on an overnight basis and can influence short-term rates on consumer loans and credit cards.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2022

Sector Weightings at 05/31/22
% of Total Investments

Top 10 Equity Holdings at 05/31/22
		% of Fund’s
Company	Industry	Net Assets
Alphabet Inc. Class A	Interactive Media & Services	4.48%
Microsoft Corp.	Software	3.32%
Qualcomm Inc.	Semiconductors & Semiconductor Equipment	2.61%
Paramount Global Class B	Media	2.43%
Apple Inc.	Technology Hardware, Storage & Peripherals	2.38%
Meta Platforms, Inc. Class A	Interactive Media & Services	2.34%
PayPal Holdings, Inc.	IT Services	2.15%
JPMorgan Chase & Co.	Banks	2.13%
Fiserv, Inc.	IT Services	2.12%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	2.08%

As of May 31, 2022, 99.7% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

	Shares	Value
COMMON STOCKS - 99.6%		$161,582,810
(COST $122,167,992)

Communication Services - 13.9%		22,567,956
Entertainment - 4.6%
Activision Blizzard, Inc.	28,000	2,180,640
Electronic Arts Inc.	13,925	1,930,701
Netflix Inc. (a)	4,580	904,275
Warner Bros. Discovery, Inc. (a)	130,875	2,414,644
Interactive Media & Services - 6.8%
Alphabet Inc. Class A (a)	3,190	7,258,016
Meta Platforms, Inc. Class A (a)	19,625	3,800,185
Media - 2.5%
Loyalty Ventures Inc. (a)	12,520	132,712
Paramount Global Class B	114,966	3,946,783

Consumer Discretionary - 8.0%		12,950,161
Distributors - 1.9%
LKQ Corp.	58,600	3,011,454
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)	71,950	2,551,347
Starbucks Corp.	15,050	1,181,425
Household Durables - 0.8%
TopBuild Corp. (a)	6,590	1,299,943
Internet & Direct Marketing Retail - 1.6%
eBay Inc.	51,570	2,509,912
Multiline Retail - 1.2%
Target Corp.	12,385	2,004,884
Specialty Retail - 0.2%
Bed Bath & Beyond Inc. (a)	45,225	391,196

Consumer Staples - 5.7%		9,262,295
Food & Staples Retailing - 3.1%
Performance Food Group Co. (a)	38,975	1,689,177
Walgreens Boots Alliance, Inc.	76,800	3,366,144
Food Products - 1.2%
The Kraft Heinz Co.	52,950	2,003,099
Household Products - 1.4%
Kimberly-Clark Corp.	16,568	2,203,875

Energy - 2.0%		3,185,397
Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	7,495	1,309,077
Exxon Mobil Corp.	19,545	1,876,320

Financials - 17.3%		28,139,020
Banks - 9.3%
Bank of America Corp.	79,125	2,943,450
Citigroup Inc.	62,040	3,313,556
Citizens Financial Group, Inc.	24,025	994,154
JPMorgan Chase & Co.	26,120	3,453,848
PNC Financial Services Group, Inc.	7,395	1,297,157
Wells Fargo & Co.	45,875	2,099,699
Zions Bancorporation, N.A.	17,550	1,001,052

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	Shares	Value
COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 6.4%
Intercontinental Exchange, Inc.	8,200	$839,598
Northern Trust Corp.	22,485	2,512,699
State Street Corp.	45,500	3,298,295
The Charles Schwab Corp.	30,400	2,131,040
The Goldman Sachs Group, Inc.	5,000	1,634,250
Consumer Finance - 0.6%
Discover Financial Services	9,120	1,035,029
Insurance - 1.0%
Fidelity National Financial, Inc.	37,475	1,585,193

Health Care - 18.1%		29,310,682
Biotechnology - 3.6%
AbbVie Inc.	12,675	1,867,915
Amgen Inc.	6,225	1,598,206
Exact Sciences Corp. (a)	47,700	2,375,937
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,775	795,791
Health Care Providers & Services - 7.7%
Cigna Corp.	10,550	2,830,459
CVS Health Corp.	33,475	3,238,706
HCA Healthcare, Inc.	7,450	1,567,480
McKesson Corp.	4,785	1,572,782
UnitedHealth Group Inc.	6,400	3,179,392
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	40,275	3,038,749
Johnson & Johnson	8,850	1,588,841
Merck & Co., Inc.	16,325	1,502,390
Pfizer Inc.	58,825	3,120,078
Viatris Inc.	84,267	1,033,956

Industrials - 6.7%		10,842,991
Aerospace & Defense - 1.1%
General Dynamics Corp.	8,175	1,838,639
Air Freight & Logistics - 1.7%
FedEx Corp.	12,200	2,739,876
Industrial Conglomerates - 2.7%
General Electric Co.	41,250	3,229,462
3M Co.	7,975	1,190,588
Machinery - 1.2%
Westinghouse Air Brake Technologies Corp.	19,526	1,844,426

Information Technology - 25.9%		42,064,089
Communications Equipment - 3.0%
Cisco Systems, Inc.	71,410	3,217,020
Lumentum Holdings Inc. (a)	10,125	871,560
Viavi Solutions Inc. (a)	58,735	849,895
Electronic Equipment, Instruments & Components - 3.2%
Corning Inc.	51,850	1,857,267
II-VI Inc. (a)	41,850	2,615,625
Keysight Technologies, Inc. (a)	4,950	720,720

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 6.4%
Bread Financial Holdings Inc.	48,275	$2,659,952
Fiserv, Inc. (a)	34,349	3,441,083
PayPal Holdings, Inc. (a)	40,935	3,488,071
Visa Inc. Class A	3,750	795,638
Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc.	11,000	1,852,400
Infineon Technologies A.G. ADR	63,775	1,978,300
NXP Semiconductors N.V.	8,700	1,650,912
Qualcomm Inc.	29,580	4,236,448
Software - 4.9%
Microsoft Corp.	19,776	5,376,501
Oracle Corp.	35,975	2,587,322
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	25,970	3,865,375

Materials - 1.2%		2,021,413
Metals & Mining - 1.2%
Freeport-McMoRan Inc.	51,725	2,021,413

Real Estate - 0.8%		1,238,806
Real Estate Management & Development - 0.8%
Colliers Int'l. Group Inc.	10,175	1,238,806

SHORT-TERM INVESTMENTS - 0.1%		100,000
(COST $100,000)

Money Market Funds - 0.1%		100,000
First American Government Obligations Fund Class X, 0.658% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.7% (COST $122,267,992)		161,682,810

NET OTHER ASSETS AND LIABILITIES - 0.3%		415,839

NET ASSETS - 100.0%		$162,098,649

(a)	Non-income producing security.
(b)	Represents the 7-day yield as of May 31, 2022.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$22,567,956	$–	$–	$22,567,956
Consumer discretionary	12,950,161	–	–	12,950,161
Consumer staples	9,262,295	–	–	9,262,295
Energy	3,185,397	–	–	3,185,397
Financials	28,139,020	–	–	28,139,020
Health care	29,310,682	–	–	29,310,682
Industrials	10,842,991	–	–	10,842,991
Information technology	42,064,089	–	–	42,064,089
Materials	2,021,413	–	–	2,021,413
Real estate	1,238,806	–	–	1,238,806
Total common stocks	161,582,810	–	–	161,582,810
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$161,682,810	$–	$–	$161,682,810

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2022.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2022

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The MidCap Fund produced a total return of -6.23% for the six-months ended May 31, 2022, as compared to its benchmark, the Russell Midcap Index, which returned -9.32%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/22
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	-10.88%	15.11%	8.24%	11.23%
Russell Midcap Index	-6.77%	12.87%	10.48%	12.78%

Gross Expense Ratio as of 03/31/22 was 1.35%.

Net Expense Ratio after reimbursement as of 03/31/22 was 1.15%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2023, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2022

Management Commentary

Coming into 2022, we expected investors to be primarily focused on the trajectory of interest rates and inflation as they relate to asset valuation, absent an exogenous event. Through the end of May investors had to grapple with all of the above. Russia’s invasion of Ukraine provided a tragic exogenous event, while the Federal Reserve raised the Federal Funds Rate for the first time since early 2019. Beyond Russia’s invasion adding to general investor angst, the most immediate and direct impact on Fund holdings was an increase in oil and other commodity prices. With oil rising, energy stocks performed well during the period, and the Fund’s underweight in this sector produced the biggest drag to relative performance over the last 6 months. We are confident the oil market will eventually rebalance, and we don’t expect this notoriously volatile sector to lead other sectors for long.

Despite this drag, the Fund produced competitive returns during the period, let by positive relative performance in Health Care, Information Technology and Financials Sectors. Performance in Financials was largely driven by a jump in First Horizon Corporation following a buyout offer from Toronto-Dominion Bank. Performance in Health Care illustrated this concept more broadly, as numerous stocks appreciated after having been unloved for some time. We believe this sector continues to be underappreciated, and wouldn’t be surprised if this recent momentum continues.

Though Russia’s aggression has significantly increased uncertainty, we haven’t materially changed the way in which we implement our strategy. Global growth will likely be lower than it would’ve been otherwise, but some of the factors directly impacting U.S. corporate profits (commodity inflation, additional supply chain issues) are likely to be more transitory. We still believe that the primary market story of 2022 will be about interest rates and valuation. U.S. inflation was set to peak during the first quarter, but the spike in commodity prices likely pushed that peak to the second quarter. With inflation turning out to be not quite as temporary as the Federal Reserve originally anticipated, the Federal Reserve has signaled a more aggressive monetary tightening path than was previously assumed. This has contributed to compressed stock valuations as investors rethink the current value of future corporate earnings and consider whether or not this tightening cycle will be so aggressive that it tips the economy into recession.

Fortunately, the valuations of mid-cap stocks do not appear nearly as excessive to us as those of large-caps. At the end of the semi-annual period, the Russell Midcap Index traded at 14.6 times 2023 estimates, a nice discount to the 16.4 times multiple of the S&P 500. We believe a multiple in the 14-16 times range represents “fair value” for the market given its long-term history and current interest rates. Thus, we believe mid-cap stocks are much more attractive at current levels than their large-cap peers.

In this environment we think the best strategy is to avoid stocks whose valuations suggest spectacular earnings growth that may or may not happen. If the growth does occur, the stock’s price likely reflects it already. If the company’s earnings don’t increase quite as quickly as investors expect, the downside risk is potentially enormous. Instead, we’ve constructed a portfolio that in aggregate seeks to achieve competitive earnings growth relative to its benchmark, but at a lower valuation.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Federal Funds Rate is the target rate at which the Federal Reserve suggests banks borrow and lend their excess reserves to each other on an overnight basis and can influence short-term rates on consumer loans and credit cards.

The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2022

Sector Weightings at 05/31/22
% of Total Investments

Top 10 Equity Holdings at 05/31/22
		% of Fund’s
Company	Industry	Net Assets
LKQ Corp.	Distributors	2.52%
First Horizon Corp.	Banks	2.48%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	2.11%
Bread Financial Holdings Inc.	IT Services	2.02%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.87%
Northern Trust Corp.	Capital Markets	1.86%
Zions Bancorporation, N.A.	Banks	1.81%
Discover Financial Services	Consumer Finance	1.79%
Freeport-McMoRan Inc.	Metals & Mining	1.79%
Associated Banc-Corp	Banks	1.78%

As of May 31, 2022, 99.9% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

	Shares	Value
COMMON STOCKS - 99.8%		$54,364,772
(COST $42,220,978)

Communication Services - 2.1%		1,175,481
Entertainment - 2.0%
Take-Two Interactive Software, Inc. (a)	4,465	556,026
Warner Bros. Discovery, Inc. (a)	29,660	547,227
Media - 0.1%
Loyalty Ventures Inc. (a)	6,814	72,228

Consumer Discretionary - 13.6%		7,427,563
Distributors - 2.5%
LKQ Corp.	26,690	1,371,599
Hotels, Restaurants & Leisure - 1.3%
Noodles & Co. (a)	111,307	734,626
Household Durables - 2.6%
Newell Brands, Inc.	45,026	965,357
TopBuild Corp. (a)	2,240	441,862
Internet & Direct Marketing Retail - 1.4%
Duluth Holdings Inc. Class B (a)	60,725	757,241
Leisure Products - 1.0%
Callaway Golf Co. (a)	25,800	560,118
Specialty Retail - 1.9%
Bed Bath & Beyond Inc. (a)	16,680	144,282
Best Buy Co., Inc.	6,425	527,235
Urban Outfitters, Inc. (a)	16,520	347,746
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc.	38,655	458,835
Levi Strauss & Co. Class A	15,800	286,928
Skechers U.S.A., Inc. Class A (a)	21,110	831,734

Consumer Staples - 5.9%		3,191,590
Beverages - 1.0%
Molson Coors Brewing Co. Class B	9,205	514,007
Food & Staples Retailing - 3.3%
Performance Food Group Co. (a)	14,900	645,766
Walgreens Boots Alliance, Inc.	26,165	1,146,812
Household Products - 1.6%
Energizer Holdings, Inc.	29,510	885,005

Energy - 3.1%		1,665,807
Oil, Gas & Consumable Fuels - 3.1%
Cameco Corp.	10,390	254,243
Cheniere Energy, Inc.	4,275	584,692
Pioneer Natural Resources Co.	2,975	826,872

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.2%		$9,349,442
Banks - 8.8%
Associated Banc-Corp	46,758	967,891
Citizens Financial Group, Inc.	14,725	609,320
First Horizon Corp.	59,205	1,351,650
Regions Financial Corp.	17,585	388,453
Truist Financial Corp.	10,091	501,926
Zions Bancorporation, N.A.	17,245	983,655
Capital Markets - 3.7%
Northern Trust Corp.	9,080	1,014,690
State Street Corp.	9,145	662,921
The Charles Schwab Corp.	4,415	309,492
Consumer Finance - 1.8%
Discover Financial Services	8,579	973,631
Insurance - 0.9%
Fidelity National Financial, Inc.	12,140	513,522
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Annaly Capital Management, Inc. (a)	86,445	571,401
Thrifts & Mortgage Finance - 0.9%
Flagstar Bancorp, Inc.	13,000	500,890

Health Care - 14.7%		7,985,366
Biotechnology - 2.2%
Exact Sciences Corp. (a)	8,965	446,547
Neurocrine Biosciences, Inc. (a)	7,805	729,689
Health Care Equipment & Supplies - 0.1%
Accelerate Diagnostics, Inc. (a)	113,900	69,285
Health Care Providers & Services - 6.7%
Acadia Healthcare Co., Inc. (a)	7,760	552,279
AMN Healthcare Services, Inc. (a)	7,150	692,835
Hanger, Inc. (a)	36,200	571,598
Henry Schein, Inc. (a)	3,125	267,625
McKesson Corp.	770	253,091
Premier, Inc. Class A	19,030	711,912
Universal Health Services, Inc., Class B	4,725	588,782
Pharmaceuticals - 5.7%
Aerie Pharmaceuticals, Inc. (a)	74,712	387,008
AstraZeneca PLC ADR	6,244	415,101
Bausch Health Cos., Inc. (a)	37,790	367,319
Jazz Pharmaceuticals PLC (a)	6,795	1,017,076
Viatris Inc.	74,590	915,219

Industrials - 15.2%		8,298,339
Building Products - 2.9%
A.O. Smith Corp.	9,455	568,435
The AZEK Co Inc. (a)	30,930	651,695
Trane Technologies PLC	2,575	355,505

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 1.0%
Steelcase Inc. Class A	45,810	$561,631
Construction & Engineering - 2.9%
MasTec, Inc. (a)	8,590	718,038
MDU Resources Group, Inc.	10,600	290,228
Willscot Mobile Mini Holdings Corp. (a)	15,741	562,426
Electrical Equipment - 0.6%
Regal Rexnord Corp.	2,805	350,485
Machinery - 6.0%
Evoqua Water Technologies Corp. (a)	11,500	409,285
Hillenbrand, Inc.	11,650	487,436
Ingersoll-Rand Inc.	2,872	135,415
Kornit Digital Ltd. (a)	6,715	281,829
Mueller Water Products, Inc. Class A	30,225	360,584
Oshkosh Corp.	5,910	549,098
REV Group, Inc.	39,995	490,739
SPX Corp. (a)	4,495	226,233
Westinghouse Air Brake Technologies Corp.	3,225	304,634
Trading Companies & Distributors - 1.8%
AerCap Holdings N.V. (a)	5,800	286,752
Air Lease Corp.	8,100	304,641
Hudson Technologies, Inc. (a)	40,325	403,250

Information Technology - 16.5%		9,008,577
Communications Equipment - 2.8%
Calix, Inc. (a)	12,600	465,444
Lumentum Holdings Inc. (a)	6,275	540,152
Viavi Solutions Inc. (a)	37,371	540,758
Electronic Equipment, Instruments & Components - 3.6%
Corning Inc.	13,200	472,824
II-VI Inc. (a)	15,270	954,375
Keysight Technologies, Inc. (a)	3,510	511,056
IT Services - 5.3%
Bread Financial Holdings Inc.	19,950	1,099,245
Fiserv, Inc. (a)	9,393	940,991
SS&C Technologies Holdings, Inc.	13,125	839,869
Semiconductors & Semiconductor Equipment - 3.4%
Infineon Technologies A.G. ADR	13,375	414,893
Marvell Technology, Inc.	10,200	603,330
NXP Semiconductors N.V.	4,505	854,869
Software - 0.7%
Black Knight, Inc. (a)	5,890	399,990
Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage, Inc. Class A (a)	15,625	370,781

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.3%		$2,337,656
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	10,465	610,423
Crown Holdings, Inc.	5,830	608,885
Metals & Mining - 2.1%
Freeport-McMoRan Inc.	24,885	972,506
Lundin Mining Corp.	16,350	145,842

Real Estate - 6.9%		3,768,244
Equity Real Estate Investment - 4.8%
DiamondRock Hospitality Co. (a)	52,225	537,395
Global Net Lease, Inc.	40,055	579,596
Host Hotels & Resorts Inc.	27,625	552,224
Omega Healthcare Investors, Inc.	21,740	647,200
Service Properties Trust (a)	51,505	326,027
Real Estate Management & Development - 2.1%
Colliers Int'l. Group Inc.	6,800	827,900
FirstService Corp.	2,325	297,902

Utilities - 0.3%		156,707
Electric Utilities - 0.3%
Xcel Energy, Inc.	2,080	156,707

SHORT-TERM INVESTMENTS - 0.1%		43,967
(COST $43,967)

Money Market Funds - 0.1%		43,967
First American Government Obligations Fund Class X, 0.658% (b)	43,967	43,967

TOTAL INVESTMENTS - 99.9% (COST $42,264,945)		54,408,739

NET OTHER ASSETS AND LIABILITIES - 0.1%		45,514

NET ASSETS - 100.0%		$54,454,253

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2022.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$1,175,481	$-	$-	$1,175,481
Consumer discretionary	7,427,563	-	-	7,427,563
Consumer staples	3,191,590	-	-	3,191,590
Energy	1,665,807	-	-	1,665,807
Financials	9,349,442	-	-	9,349,442
Health care	7,985,366	-	-	7,985,366
Industrials	8,298,339	-	-	8,298,339
Information technology	9,008,577	-	-	9,008,577
Materials	2,337,656	-	-	2,337,656
Real estate	3,768,244	-	-	3,768,244
Utilities	156,707	-	-	156,707
Total common stocks	54,364,772	-	-	54,364,772
Short-term investments
Money market funds	43,967	-	-	43,967
Total short-term investments	43,967	-	-	43,967
Total investments	$54,408,739	$-	$-	$54,408,739

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2022.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2022

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of -3.83% for the six-months ended May 31, 2022, as compared to its benchmark, the Bloomberg U.S. Government/Credit 1-5 Year Index, which returned -3.90%, and as compared to the Bloomberg U.S. Credit 1-5 Year Index, which returned -4.15%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/22

	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	-2.61%	0.97%	1.79%	2.84%
Bloomberg U.S. Gov't./Credit 1-5 Year Index	-4.61%	0.65%	1.22%	1.28%
Bloomberg U.S. Credit 1-5 Year Index	-4.86%	1.06%	1.67%	1.99%

Gross Expense Ratio as of 03/31/22 was 0.71%.	30-Day SEC Yield as of 05/31/22 was 4.53%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www. thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2022

Management Commentary

The semi-annual period was a difficult one for bond investors. As it became apparent that forecasts that inflation would be transitory were incorrect, pressure grew for the Federal Reserve (“the Fed”) to act more decisively to contain inflation. This was evident in a rapid increase in yields along the Treasury curve. The 1-, 2- and 3-year Treasuries saw rates rise during the semi-annual period by anywhere from 183 to 199 basis points. While the 5 and 10-year were slightly better at 165 and 140 basis points, respectively, their higher durations meant investors in those bonds lost even more over the period. We have long argued that the market was not adequately pricing in interest rate risk, and we believe what happened during the semi-annual period was proof that we were right.

While the Fund was able to generate better returns than either its primary or supplementary benchmark over the semi-annual period, the absolute return was not where we’d like it to be due to these relentless increases. The Fund seeks to earn extra income than its benchmarks over time, but this interest is only earned so fast. Rate increases in the semi-annual period simply overwhelmed this income stream. In addition, corporate spreads at the 10-year BBB credit tier widened out by 57 basis points. They are now solidly in the upper half of the range they tend to occupy when the economy is not within a recessionary period. If there is a successful soft landing for the economy, the Fund could benefit from spread tightening from here. In addition, in the long run we feel this widening is a positive development that helps provide insulation in case the Federal Reserve’s efforts to slow the economy are too successful. If there is a recession, we expect it will be of the milder variety given that we do not believe there is any structural bubble within the economy on par with the late ‘90s technology bubble or the subsequent mid-2000s real estate bubble. The relatively flush state of consumers’ balance sheets gives us additional comfort.

What we think would prove more problematic is if Treasury yields continued their upward march in a manner similar to the first half of the fiscal year. We believe that fortunately the 2- and 3-year Treasuries already reflect most if not all the forthcoming Federal Reserve rate hikes. Post the Fed’s actions on June 15th, consensus expectations are for the Federal Funds Rate to finish the year at 3.4% while ultimately topping out around 4% by the end of the rate hiking cycle. At that point we expect the curve will likely be inverted, as the 2- and 3-year rates at that point will be looking ahead to the next rate cutting cycle. This suggests current levels are likely to persist for the next year and potentially beyond, reducing the drag of rising rates on absolute returns.

Without the drag of rising rates, we believe the Funds 30-day SEC yield of 4.53% as of the end of the semi-annual period should prove decisive. This income stream is higher than any portion of the Treasury curve by a meaningful level, without taking the level of interest rate risk that some portions of the curve possess. This yield should provide some offset to any pressure that arises from future potential spread widening. And it’s the basic investment approach that has fueled the long-term performance track record of the Fund. Thus we are optimistic the Fund is positioned to potentially generate competitive returns for shareholder over the rest of the fiscal year and beyond. We just need the passage of time to earn those interest coupons.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 20 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Basis Point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Coupon is the annual interest rate paid on a bond, expressed as a percentage of the face value and paid from issue date until maturity.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Federal Funds Rate is the target rate at which the Federal Reserve suggests banks borrow and lend their excess reserves to each other on an overnight basis and can influence short-term rates on consumer loans and credit cards.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2022

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2022, 57.31% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the percentage of corporate bonds held in the Fund’s portfolio over the past 5 years has generally equaled or exceeded the percentage of corporate bonds held in the Fund’s portfolio as of that date. In addition, as of that date 25.23% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 6.71% of the Fund’s portfolio was rated below investment-grade and 56.01% of the Fund’s portfolio was not rated by Standard & Poor’s. Additional information regarding the ratings of securities held in the Fund’s portfolio, including information pertaining to securities that have not been rated by Standard & Poor’s but have been rated by another Nationally Recognized Statistical Credit Rating Organization, is reflected in the quality composition table below. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim. com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 05/31/22
(Includes cash equivalents)
% of Total Investments
Corporate Bonds	57.31%
Commercial Mortgage-Backed Securities	17.14%
Asset-Backed Securities	14.94%
U.S. Government Agency Mortgage-Backed Securities	6.89%
Convertible Bonds	2.36%
U.S. Government & Agency Securities	0.97%
Sovereign Bonds	0.24%
Taxable Municipal Bonds	0.10%
Residential Mortgage-Backed Securities	0.05%
100.00%

Quality Composition at 05/31/22^
(Includes cash equivalents)
% of Total Investments
U.S. Government & Agency Issues	7.86%
AAA	1.95%
AA	2.27%
A	16.39%
BBB	53.92%
BB and Below	14.13%
Not Rated	3.48%
100.00%

^	The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 05/31/22.

Top 10 Bond Holdings by Issuer at 05/31/22
% of Fund’s Net Assets
Ginnie Mae REMIC Trust	3.92%
COMM Mortgage Trust	2.72%
General Electric Co.	2.13%
Morgan Stanley Bank of America Merrill Lynch Trust	2.00%
Lincoln National Corp.	1.98%
JPMBB Commercial Mortgage Securities Trust	1.95%
WFRBS Commercial Mortgage Trust	1.87%
AmTrust Financial Services, Inc.	1.86%
Arbor Realty Trust, Inc.	1.79%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.60%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds - 97.3%				$2,044,140,305
(COST $2,251,985,180)

Asset-Backed Securities - 14.7%				308,344,130
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	691,158	575,820
Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,272,129	1,253,876
American Airlines, Series 2013-2 A	4.950	07/15/24	111,349	111,024
American Airlines, Series 2014-1 B	4.375	04/01/24	72,010	71,986
American Airlines, Series 2017-1 A	4.000	08/15/30	237,855	212,500
American Tower Trust #1 (h)	3.070	03/15/48	13,100,000	13,012,301
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,716,007
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	5,585,150	4,998,932
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	1,244,293	1,022,311
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	7,000,000	6,869,100
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	1,000,000	965,210
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	3,083,632	2,668,403
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	4,714,387	3,924,332
Cibolo Canyons Special Improvement District (h)	4.250	08/20/34	2,520,000	2,520,000
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,880,250	26,008,228
DCAL Aviation Finance Ltd., Series 2015-1A A1 (c)(f)(h)(i)	6.213	02/15/40	1,321,026	1,074,014
ECAF I Ltd., Series 2015-1A A2 (h)(i)	4.947	06/15/40	9,198,346	5,726,081
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,358,894	5,469,120
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	3,685,039	2,975,045
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	13,117,091	12,821,190
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,902,500	11,234,168
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	2,226,630
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	3,667,637	3,264,187
HP Communities LLC (h)	5.320	03/15/23	65,323	65,403
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	2,670,761
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	907,397	762,188
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	3,360,123	2,788,869
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	12,133,670
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	2,196,428	1,958,335
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	2,691,017	2,082,632
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	26,205,037
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,641,886
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	1,593,042	1,315,773
ME Funding, LLC, Series 2019-1 A2 (h)	6.448	07/30/49	22,425,000	22,506,851
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	7,469,553	5,847,988
Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(f)(h)	6.500	12/15/32	1,554,779	1,067,698
METAL LLC, Series 2017-1 A (h)(i)	4.581	10/15/42	16,163,160	12,815,769
METAL LLC, Series 2017-1 B (h)(i)	6.500	10/15/42	26,657,035	6,867,119
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	442,626	433,375
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,170,581
PNMAC GMSR Issuer Trust, Series 2018-GT1 A
(1 month LIBOR + 2.850%, floor 2.850%) (d)(h)	3.856	02/25/23	4,000,000	3,975,698
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	5,252,650	4,542,564
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	4,077,877	1,753,487
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	7,349,239	5,400,735
S-Jets Limited, Series 2017-1 A (h)	3.967	08/15/42	3,284,268	2,931,242
S-Jets Limited, Series 2017-1 B (h)	5.682	08/15/42	10,326,394	7,571,548

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Asset-Backed Securities (continued)
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	$6,304,558
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	9,545,500	8,488,010
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	4,772,750	4,130,203
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	26,220,383	25,164,305
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	4.212	05/17/32	754,606	658,062
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)	5.750	05/17/32	5,161,719	4,005,803
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	3,327,402
United Air Lines, Series 2020-1 A	5.875	04/15/29	4,234,208	4,307,198
US Airways, Series 2011-1A	7.125	04/22/25	3,817,932	3,857,285
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	2,282,677	2,072,625
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	5,568,341	4,799,005

Commercial Mortgage-Backed Securities - 16.8%				353,748,402
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	6,000,000	5,711,579
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B
(1 month LIBOR + 1.150%, floor 1.150%) (d)(h)	2.025	06/15/31	5,608,848	5,440,153
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%) (d)(h)(i)	3.625	06/15/31	12,000,000	5,802,594
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.610	11/10/48	7,000,000	6,394,375
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.908	02/10/49	5,000,000	4,676,790
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	144,016	144,010
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	3,373,954	3,361,938
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.458	05/15/45	1,500,000	1,477,500
COMM Mortgage Trust, Series 2012-CR3 E (d)(h)(i)	4.771	10/15/45	5,000,000	2,500,000
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,983,145
COMM Mortgage Trust, Series 2012-CR4 B (h)	3.703	10/15/45	5,606,000	4,877,220
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	2,588,727	2,584,858
COMM Mortgage Trust, Series 2012-LC4 C (d)	5.456	12/10/44	2,514,188	2,486,830
COMM Mortgage Trust, Series 2013-CR6 A4	3.101	03/10/46	2,865,000	2,859,724
COMM Mortgage Trust, Series 2013-CR9 C (d)(h)	4.435	07/10/45	1,500,000	1,397,110
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	2,966,614
COMM Mortgage Trust, Series 2014-CC17 D (d)(h)	5.007	05/10/47	5,210,000	4,646,793
COMM Mortgage Trust, Series 2014-CR16 C (d)	5.082	04/10/47	5,000,000	4,897,949
COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)(i)	4.869	08/10/47	9,740,000	7,955,871
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,231,129
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.767	09/10/47	6,500,000	6,268,643
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.441	02/10/48	540,000	510,203
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.439	07/10/50	2,500,000	2,199,908
Credit Suisse Commercial Mortgage Securities Corp.,
Series 2016-NXSR C (d)	4.598	12/15/49	3,000,000	2,410,082
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.402	04/15/50	1,780,000	1,591,631
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,797,902
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.316	06/15/57	3,579,000	3,228,835
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.262	08/15/48	3,905,000	3,696,326
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(i)	3.512	08/15/48	5,795,000	3,471,672
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	7,463,697
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	3,903,210
GS Mortgage Securities Trust, Series 2011-GC5 B (d)(h)	5.302	08/10/44	3,000,000	2,872,227
GS Mortgage Securities Trust, Series 2013-G1 A2 (h)	3.557	04/10/31	1,210,000	1,199,933

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	$4,681,533
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.644	09/10/47	7,340,000	7,036,303
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(h)(i)	4.665	09/10/47	2,955,000	2,018,263
GS Mortgage Securities Trust, Series 2018-3PCK A
(1 month LIBOR + 1.700%, floor 1.700%) (d)(h)	2.575	09/15/31	4,002,835	3,945,776
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	5,795,193
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2011-C3 B (h)	5.013	02/15/46	5,345,490	5,179,990
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2011-C3 C (h)	5.360	02/15/46	9,250,000	8,876,222
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2012-CBX B (d)	4.728	06/15/45	3,488,986	3,481,890
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2012-LC9 C (d)(h)	4.509	12/15/47	3,000,000	2,972,126
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2013-LC11 B	3.499	04/15/46	5,000,000	4,892,267
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series
2014-C20 D (d)(h)(i)	4.719	07/15/47	5,000,000	4,242,447
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.232	07/15/45	6,048,000	5,981,363
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.699	08/15/46	6,310,000	6,197,844
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.699	08/15/46	5,000,000	4,699,713
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.947	02/15/47	5,060,000	4,749,377
JPMBB Commercial Mortgage Securities Trust, Series
2014-C22 D (d)(f)(h)(i)	4.702	09/15/47	4,966,000	3,637,560
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,997,164
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.282	10/15/48	5,496,426	5,207,485
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	456,839
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	197,792
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C7 C (d)	4.230	02/15/46	7,000,000	6,858,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C10 AS (d)	4.209	07/15/46	1,478,864	1,477,438
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C10 C (d)	4.209	07/15/46	2,750,000	2,450,034
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C11 AS (d)	4.495	08/15/46	6,881,000	6,696,553
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C12 C (d)	4.921	10/15/46	2,110,000	2,011,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C16 C (d)	4.909	06/15/47	7,015,936	6,552,641
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C18 D (h)	3.389	10/15/47	5,000,000	4,548,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C21 C (d)	4.267	03/15/48	8,000,000	7,007,318
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C22 D (d)(h)(i)	4.348	04/15/48	5,000,000	4,127,766
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	701,557	679,832
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.728	12/15/48	6,500,000	5,705,120
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.269	12/15/49	5,000,000	4,237,371
Morgan Stanley Capital I Trust, Series 2017-HR2 A2	3.345	12/15/50	400,000	399,254

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Series 2019-BPR A
(1 month LIBOR + 1.650%, floor 1.650%) (d)(h)	2.525	05/15/36	7,090,000	$6,749,423
Palisades Center Trust, Series 2016-PLSD A (h)	2.713	04/13/33	5,000,000	4,671,412
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2 A4	3.525	05/10/63	368,869	368,228
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.434	07/15/46	714,000	711,901
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.434	07/15/46	7,000,000	6,605,635
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	1,012,114
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,328,999
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.754	11/15/48	5,000,000	4,735,412
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,437,930
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.706	09/15/58	800,000	796,092
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.603	09/15/48	5,000,000	4,387,162
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.166	11/15/59	3,000,000	2,465,717
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A
(1 month LIBOR + 0.875%, floor 0.875%) (d)(h)	1.750	12/15/34	1,625,000	1,605,070
WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	1,806,194	1,790,014
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,623,484
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.491	12/15/45	7,000,000	6,471,695
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,480,561
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	4.090	06/15/46	5,000,000	4,836,374
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.670	08/15/46	3,800,000	3,644,378
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.149	09/15/46	2,225,000	2,188,698
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	5,814,002
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (i)	4.513	05/15/47	4,500,000	4,114,376
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,884,108
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,433,750
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,900,000	2,582,857

Convertible Bonds - 2.3%				48,710,765
DigitalBridge Group, Inc.	5.000	04/15/23	19,225,000	19,180,474
FedNat Holding Co. (h)	5.000	04/19/26	5,000,000	4,100,000
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	25,237,861
Prospect Capital Corp.	4.950	07/15/22	191,000	192,430

Corporate Bonds - 56.3%				1,183,079,132
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,719,524
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,700,694
Adani Abbot Point Terminal Pty. Ltd. (h)	4.450	12/15/22	8,570,000	8,295,760
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300	01/23/23	2,328,000	2,327,502
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125	07/03/23	2,795,000	2,793,160
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500	09/15/23	20,529,000	20,605,388
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150	10/29/23	500,000	480,568
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875	01/16/24	1,015,000	1,022,217
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150	02/15/24	6,500,000	6,342,838
Agrium Inc.	3.150	10/01/22	389,000	386,615
Aircastle Ltd.	5.000	04/01/23	7,577,000	7,654,023
Aircastle Ltd.	4.400	09/25/23	600,000	600,650
Aircastle Ltd.	4.125	05/01/24	400,000	395,732

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Corporate Bonds (continued)
Allergan, Inc.	2.800	03/15/23	553,000	$551,012
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,065,491
Ameris Bancorp (3 month LIBOR + 3.616%) (d)	4.442	03/15/27	5,375,000	5,390,846
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,086,032
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,436,145
Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	10,148,000
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,968,077
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	996,808
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	1,960,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	8,270,000	8,351,074
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	3.206	12/15/66	31,751,000	24,765,780
Avnet, Inc.	4.875	12/01/22	2,254,000	2,284,404
Axos Financial, Inc. (4.875% to 10/01/25, then SOFRRATE + 4.760%) (d)	4.875	10/01/30	8,000,000	8,014,404
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%,
floor 4.000%) (d)(g)	4.000	06/16/22	1,950,000	1,462,500
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,438,793
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE +
4.195%) (d)	4.375	10/30/30	12,500,000	12,252,015
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR +
3.135%) (d)(g)	5.200	06/01/23	2,500,000	2,422,596
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	490,502
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	6,648,486
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y +
3.352%) (d)(g)	3.700	03/20/26	1,000,000	895,391
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M +
4.335%) (d)(h)	5.625	10/15/29	3,000,000	3,007,980
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (d)	5.250	09/15/30	8,460,000	8,475,359
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR +
2.720%) (d)(h)	5.625	08/01/28	9,000,000	9,114,276
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3
month LIBOR + 3.170%) (d)	5.625	06/25/30	15,000,000	15,394,996
Brandywine Operating Partnership, L.P.	3.950	02/15/23	5,005,000	5,020,593
Braskem Finance Ltd.	6.450	02/03/24	2,000,000	2,095,000
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,759,494
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (d)	6.000	07/01/30	12,000,000	12,292,419
CA, Inc.	4.500	08/15/23	85,000	86,151
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	20,462,743
Carrington Holding Co., LLC (h)	8.000	01/01/26	12,000,000	12,056,322
CBS Broadcasting Inc.	7.125	11/01/23	150,000	157,823
CDW LLC / CDW Finance Corp.	4.125	05/01/25	1,000,000	987,400
CenterState Bank Corp. (5.750% to 06/01/25, then SOFRRATE +
5.617%) (d)	5.750	06/01/30	690,000	713,664
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE +
4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,659,593
Charles Schwab Corp. (3 month LIBOR + 3.315%) (d)(g)	3.838	09/01/22	21,618,000	21,183,353
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap
10.000%) (d)(e)(i)	0.000	07/09/28	740,000	591,596
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap
10.000%) (d)(e)	0.000	11/15/28	245,000	189,315

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Corporate Bonds (continued)
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap
10.000%) (d)	0.160	12/23/29	1,152,000	$894,266
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	512,518
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap
10.000%) (d)(e)	0.000	07/09/33	1,394,000	931,606
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap
10.000%) (d)	0.020	12/20/33	2,863,000	1,886,777
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	2.074	08/25/36	868,000	728,708
CNH Industrial Capital LLC	4.200	01/15/24	475,000	483,087
CNH Industrial N.V.	4.500	08/15/23	2,831,000	2,871,142
Coach, Inc.	3.000	07/15/22	1,693,000	1,693,143
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M +
4.390%) (d)(h)	5.750	12/01/29	5,000,000	5,028,763
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR +
2.840%) (d)	5.200	02/01/28	6,375,000	6,421,555
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then SOFRRATE +
5.605%) (d)	5.750	06/15/30	7,780,000	7,916,171
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR +
2.884%) (d)	5.875	06/01/28	8,250,000	8,352,808
Cowen Inc. (h)	7.250	05/06/24	20,000,000	20,442,108
CRB Group, Inc. (h)	6.250	06/15/23	5,000,000	5,079,381
Deutsche Bank AG	3.050	09/15/22	115,000	114,666
Deutsche Bank AG	3.950	02/27/23	3,025,000	3,037,369
Digital Equipment Corp.	7.750	04/01/23	624,000	657,308
Discovery Communications, LLC	3.250	04/01/23	100,000	99,912
Eagle Bancorp, Inc.	5.750	09/01/24	1,825,000	1,882,238
EF Holdco Inc. / EF Cayman Holdings Ltd. (h)	5.500	09/01/22	3,500,000	3,502,765
Energy Transfer LP	4.200	09/15/23	1,643,000	1,663,145
Energy Transfer LP	5.875	01/15/24	1,850,000	1,904,052
Energy Transfer LP	7.600	02/01/24	1,838,000	1,925,141
Energy Transfer LP / Regency Energy Finance Corp.	4.500	11/01/23	7,517,000	7,595,479
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	3.301	06/01/67	8,538,000	6,916,643
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month
LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	5,790,665
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	5.530	03/15/26	4,000,000	3,978,647
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	3.796	05/01/67	17,705,000	15,434,070
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M +
4.840%) (d)(h)	5.950	09/15/29	9,000,000	9,038,593
FedNat Holding Co.	7.750	03/15/29	17,000,000	16,660,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR +
3.790%) (d)(h)	6.875	10/15/28	6,500,000	6,648,310
Fidelity Federal Bancorp (6.000% to 11/01/24, then SOFRRATE +
4.650%) (d)(h)	6.000	11/01/29	7,000,000	7,002,881
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)	4.135	07/01/22	14,997,000	14,244,464
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	3,023,239
Flex Ltd.	5.000	02/15/23	3,386,000	3,427,228
FNB Corp.	2.200	02/24/23	125,000	123,815
FNB Corp.	4.875	10/02/25	2,000,000	2,029,413
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	3.034	10/01/66	9,285,000	7,585,337

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Corporate Bonds (continued)
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	1.743	05/05/26	4,854,000	$4,685,328
General Electric Co. (3 month LIBOR + 3.330%) (d)(g)	4.156	09/15/22	44,245,000	40,130,215
General Motors Co.	4.875	10/02/23	1,500,000	1,528,677
General Motors Co.	5.400	10/02/23	1,000,000	1,028,237
General Motors Financial Co., Inc.	5.100	01/17/24	932,000	954,674
Georgia-Pacific LLC	8.000	01/15/24	1,500,000	1,614,508
GLP Capital L.P. / GLP Financing II, Inc.	5.375	11/01/23	8,286,000	8,387,421
Government Properties Income Trust	4.000	07/15/22	39,000	39,011
Great Southern Bank (5.500% to 06/15/25, then TSFR3M + 5.325%) (d)	5.500	06/15/30	2,000,000	2,021,427
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	12,090,000
HCA Inc.	5.000	03/15/24	5,262,000	5,397,250
HF Sinclair Corp. (h)	2.625	10/01/23	1,638,000	1,598,782
Highwoods Realty L.P.	3.625	01/15/23	205,000	205,598
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (d)	5.750	05/15/30	8,000,000	8,225,577
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE +
5.490%) (d)	5.625	07/01/30	6,000,000	6,161,715
Hospitality Properties Trust	4.750	10/01/26	2,000,000	1,671,130
Host Hotels & Resorts LP	3.875	04/01/24	7,340,000	7,315,236
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR +
3.020%) (d)(h)	6.000	12/06/28	3,000,000	3,061,751
HSBC Holdings PLC	4.250	03/14/24	575,000	582,653
IIP Operating Partnership, LP	5.500	05/25/26	3,000,000	2,893,929
Investar Holding Corp. (3 month LIBOR + 3.945%) (d)	4.941	03/30/27	796,000	795,881
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(g)	4.287	07/01/22	9,552,000	9,220,410
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(g)	4.709	07/30/22	9,030,000	8,885,602
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE +
2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,350,269
Kohl's Corp.	4.750	12/15/23	4,013,000	4,013,392
Liberty Commercial Finance LLC (h)	6.000	06/30/26	6,000,000	5,682,064
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	3.801	05/17/66	29,378,000	22,750,014
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	3.103	04/20/67	25,384,000	18,912,146
Lorillard Tobacco Co.	3.750	05/20/23	339,000	337,778
Main Street Capital Corp.	4.500	12/01/22	10,345,000	10,401,124
Marriott Int'l., Inc.	3.250	09/15/22	148,000	148,066
Marvell Technology Group Ltd.	4.200	06/22/23	1,633,000	1,647,908
Medallion Financial Corp. (h)	8.250	03/22/24	10,000,000	10,475,000
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (d)	5.375	12/30/29	10,000,000	10,045,941
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	1.586	09/15/26	3,870,000	3,769,770
Midland States Bancorp, Inc. (5.000% to 09/30/24, then SOFRRATE +
3.610%) (d)	5.000	09/30/29	5,500,000	5,499,554
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets
Ltd. (h)	6.500	06/20/27	7,000,000	7,105,700
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR +
2.980%) (d)(h)	5.875	07/15/28	6,000,000	6,087,658
MM Finished Lots Holdings, LLC (h)	6.500	11/30/25	63,342	63,342
Morgan Stanley	3.875	10/11/22	400,000	396,603
Mylan Inc.	4.200	11/29/23	695,000	699,655
NatWest Group PLC	3.875	09/12/23	350,000	352,090
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,824,190

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Corporate Bonds (continued)
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	$9,657,551
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	965,755
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR +
4.585%) (d)(h)	6.375	09/30/27	5,000,000	5,026,477
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	10,000,000	9,615,994
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M +
4.905%) (d)(h)	6.000	09/30/29	5,000,000	5,097,230
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR +
3.765%) (d)(h)	6.875	10/01/28	5,000,000	5,141,438
OceanFirst Financial Corp. (5.250% to 05/15/25, then SOFRRATE +
5.095%) (d)	5.250	05/15/30	6,000,000	6,087,580
Office Properties Income Trust	4.250	05/15/24	15,838,000	15,840,506
Office Properties Income Trust	4.500	02/01/25	100,000	98,083
Old Second Bancorp, Inc. (3 month LIBOR + 3.850%) (d)	4.676	12/31/26	1,945,000	1,945,210
Omega Healthcare Investors, Inc.	4.375	08/01/23	1,478,000	1,483,480
OneBeacon U.S. Holdings, Inc.	4.600	11/09/22	2,731,000	2,746,808
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month
LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,779,429
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M +
5.170%) (d)	5.375	06/15/30	5,000,000	5,032,984
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR +
5.390%) (d)(h)	6.000	03/31/30	10,000,000	10,101,798
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then SOFRRATE +
5.320%) (d)	5.500	10/15/30	9,650,000	9,733,710
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	9,889,447
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR +
4.600%) (d)(h)	7.250	02/15/29	3,000,000	3,050,313
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,770,381
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/22	1,382,000	1,377,370
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/22	475,000	473,409
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/23	3,841,000	3,772,208
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/23	1,705,000	1,674,463
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/24	4,799,000	4,607,568
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/24	1,815,000	1,742,600
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/25	1,530,000	1,424,399
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.923	09/15/26	1,415,000	1,291,187
Phillips-Van Heusen Corp.	7.750	11/15/23	1,666,000	1,755,435
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month
LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	4,974,287
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	4.455	05/15/55	26,065,000	24,036,550
Prospect Capital Corp.	5.875	03/15/23	3,414,000	3,450,082
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	7,159,634
Ready Capital Corp.	6.125	04/30/25	5,000,000	5,060,552
Ready Capital Corp.	5.500	12/30/28	10,000,000	9,616,901
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,410,673
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	3.491	12/15/65	33,529,000	28,259,983
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (d)	5.125	12/15/29	13,000,000	12,997,996
Retail Opportunity Investments Partnership, LP	5.000	12/15/23	1,500,000	1,518,225
RPM Int'l., Inc.	3.450	11/15/22	271,000	271,475
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,616,977

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Corporate Bonds (continued)
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	$472,995
Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE +
3.890%) (d)	4.000	10/15/30	4,295,000	4,174,291
SL Green Operating Partnership LP	3.250	10/15/22	752,000	752,841
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,783,238
Southern Co. (3 month LIBOR + 3.630%) (d)	4.456	03/15/57	3,753,000	3,664,937
Southern National Bancorp of Virginia, Inc. (3 month LIBOR +
3.950%) (d)(h)	5.236	01/31/27	2,000,000	1,996,238
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then
TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	2,027,386
Spend Life Wisely Co., Inc. (3 month LIBOR + 3.742%) (d)(h)	4.568	03/15/27	8,500,000	8,504,060
StanCorp Financial Group, Inc.	5.000	08/15/22	165,000	165,506
State Street Corp. (3 month LIBOR + 3.597%) (d)(g)	4.423	09/15/22	1,703,000	1,700,359
Steel Dynamics, Inc.	5.000	12/15/26	1,122,000	1,138,450
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR +
3.550%) (d)(h)	5.750	06/15/29	4,000,000	4,018,887
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	3.621	05/15/67	24,473,000	19,088,940
Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,689,668
Trimble Inc.	4.150	06/15/23	8,100,000	8,168,238
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,856,605
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month
LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	11,079,152
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	9,961,405
Truist Financial Corp. (5.050% to 06/15/22, then 3 month LIBOR +
3.102%) (d)(g)	5.050	12/15/24	1,000,000	910,427
United Insurance Holdings Corp.	6.250	12/15/27	2,250,000	2,189,716
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,749,861
USX Corp.	8.125	07/15/23	110,000	115,905
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR +
3.620%) (d)(h)	6.500	09/01/28	6,000,000	6,202,632
Valley National Bancorp	5.125	09/27/23	8,201,000	8,396,192
VeriSign, Inc.	4.750	07/15/27	3,561,000	3,557,013
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE +
4.365%) (d)(h)	5.750	11/15/29	9,000,000	9,050,631
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	9,599,405
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	3.524	05/15/67	570,000	448,448
Westinghouse Air Brake Technologies Corp.	4.375	08/15/23	336,000	338,579
WT Holdings, Inc. (h)	7.000	04/30/23	18,000,000	17,935,186

Residential Mortgage-Backed Securities - 0.1%				1,121,201
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	182,520	175,403
Minnesota Housing Finance Agency	2.700	09/01/41	963,869	945,798

Sovereign Bonds - 0.2%				4,911,635
Antares Holdings LP (h)	6.000	08/15/23	4,830,000	4,911,635

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

Taxable Municipal Bonds - 0.1%				$1,993,171
New Jersey Sports & Exposition Authority	6.076	03/01/23	95,000	96,148
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	90,000	90,915
Summit County OH Development Finance Authority	6.250	05/15/26	535,000	536,569
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,280,000	1,269,539

U.S. Government Agency Mortgage-Backed Securities - 6.8%				142,231,869
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,981,623	486,845
Fannie Mae Pool, Series 890163	5.500	03/01/24	8,733	8,764
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	96,490	98,826
Fannie Mae REMIC, Series 2011-136 ES (IO)
(-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	5.544	02/25/41	556,996	19,779
Fannie Mae REMIC, Series 2012-14 DS (IO)
(-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	5.494	03/25/42	6,453,291	1,091,023
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	3,861,914	253,378
Fannie Mae REMIC, Series 2013-20 CS (IO)
(-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	5.144	03/25/43	1,969,192	307,962
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	2,202,016	109,450
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	1,947,346	160,812
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	5,590,362	295,706
Fannie Mae REMIC, Series 2013-93 SI (IO)
(-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	4.108	09/25/43	7,085,414	1,402,782
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	1,758,747	176,848
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	1,100,470	61,666
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,780,179	2,612,796
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,555,767	1,723,544
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	70,927	67,084
Fannie Mae REMIC, Series 2021-23 JB	1.000	04/25/51	1,380,559	1,180,310
Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	8,889,977	7,840,847
Fannie Mae REMIC, Series 2021-57 EB	1.250	05/25/46	3,389,108	2,983,982
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,209,373	1,742,622
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K045 X1 (IO) (d)	0.418	11/25/25	152,057,386	1,576,151
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K050 X1 (IO) (d)	0.308	08/25/25	173,989,146	1,554,228
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K056 X1 (IO) (d)	1.257	05/25/26	77,355,973	3,144,559
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K060 X1 (IO) (d)	0.071	10/25/26	219,845,453	811,186
Freddie Mac REMIC, Series 4060 SJ (IO)
(-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	5.775	02/15/41	613,844	36,689
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	6,395,749	297,723
Freddie Mac REMIC, Series 4116 US (IO)
(-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	3.538	10/15/42	4,357,111	392,466
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	2,510,742	120,044
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	2,164,229	151,056
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	1,030,045	132,853
Freddie Mac REMIC, Series 4238 NS (IO)
(-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	5.825	02/15/42	905,353	123,503
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	63,933	285
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	5,878,585	739,266

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,900	$532,110
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,153,846	2,237,016
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	503,985	480,921
Freddie Mac REMIC, Series 5129 BH	1.000	07/25/50	4,158,623	3,556,576
Freddie Mac REMIC, Series 5129 DM	1.000	08/25/50	4,160,825	3,495,219
Freddie Mac REMIC, Series 5141 PA	1.000	04/25/50	8,290,746	7,426,524
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,772,872	1,547,867
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,591,839	3,041,556
Freddie Mac REMIC, Series 5152 NK	1.000	03/25/50	1,039,939	889,102
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,306,092	3,712,274
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	1,266,429	1,168,712
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	9,469	10,280
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.456	04/16/53	19,607,027	118,995
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.108	10/16/56	38,033,409	439,305
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	3,207,600	211,446
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (d)	0.521	10/16/56	22,476,605	684,156
Ginnie Mae REMIC Trust, Series 2017-24 (IO) (d)	0.786	12/16/56	49,292,771	1,976,611
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	3,472,297	99,176
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (d)	0.589	01/16/60	99,729,217	4,010,102
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (d)	0.471	02/16/60	86,787,477	3,229,197
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.816	11/16/60	15,365,539	920,534
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	135,087	2,844
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	201,554	19,251
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.796	12/16/60	37,187,522	2,067,816
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	247,010	29,915
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	228,641	13,237
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	242,019	7,449
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	275,880	10,710
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	1.016	08/16/61	17,919,496	1,148,864
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.821	06/16/61	21,573,147	1,164,534
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (d)	0.952	07/16/61	28,407,186	1,765,160
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (d)	0.938	06/16/61	59,028,421	3,788,438
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month
LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	5.123	03/20/48	5,337,032	686,921
Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	9,348,611	8,559,064
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.654	11/16/61	26,365,741	1,343,258
Ginnie Mae REMIC Trust, Series 2020-15 QC	1.500	02/20/50	3,330,201	2,986,666
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.602	05/16/61	23,041,957	1,204,751
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (d)	0.879	01/16/62	28,543,656	1,852,954
Ginnie Mae REMIC Trust, Series 2020-44 (IO) (d)	1.008	02/16/62	70,443,744	5,023,625
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	2,475,362	253,464
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (d)	1.021	07/16/62	30,283,372	2,116,535
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (d)	0.822	01/16/62	31,075,458	1,879,005
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,090,328	643,986
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,607,520	1,258,454
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	612,797	609,546
Ginnie Mae REMIC Trust, Series 2021-77 BA	1.000	07/20/50	3,696,539	3,136,918
Ginnie Mae REMIC Trust, Series 2021-89 BU	1.000	05/20/51	397,217	396,717

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

	Rate (%)	Maturity Date	Principal Amount	Value
Bonds (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,792,711	$2,777,652
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,278,080	1,254,260
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,343,781	3,932,077
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,275,090	5,613,877
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,433,103	2,631,200
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,095,903	1,861,092
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	785,123	689,809
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,257,085	2,892,601
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	2,982,518	2,623,969
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	4,188,034	3,223,388
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,272,013	1,269,148

			Shares or
			Principal Amount
SHORT-TERM INVESTMENTS - 1.0%				20,069,200
(COST $20,070,219)

Money Market Fund - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.658		100,000	100,000

U.S. Government & Agency Securities - 1.0%				19,969,200
U.S. Treasury Bills (b)	0.832	07/19/22	10,000,000	9,989,547
U.S. Treasury Bills (b)	1.024	08/11/22	10,000,000	9,979,653
TOTAL INVESTMENTS - 98.3% (COST $2,272,055,399)				2,064,209,505

NET OTHER ASSETS AND LIABILITIES - 1.7%				36,731,059

NET ASSETS - 100.0%				$2,100,940,564

(a)	Rate shown represents the 7-day yield at May 31, 2022.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at May 31, 2022.
(c)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2022.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of these securities was $756,764,071, representing 36.02% of net assets.
(i)	Illiquid security at May 31, 2022.
^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENT (Unaudited) (Continued)
May 31, 2022

Abbreviations
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$308,344,130	$–	$308,344,130
Commercial mortgage-backed securities	–	353,748,402	–	353,748,402
Convertible bonds	–	48,710,765	–	48,710,765
Corporate bonds	–	1,183,079,132	–	1,183,079,132
Residential mortgage-backed securities	–	1,121,201	–	1,121,201
Sovereign bonds	–	4,911,635	–	4,911,635
Taxable municipal bonds	–	1,993,171	–	1,993,171
U.S. government agency mortgage-backed securities	–	142,231,869	–	142,231,869
Total bonds	–	2,044,140,305	–	2,044,140,305
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	19,969,200	–	19,969,200
Total short-term investments	100,000	19,969,200	–	20,069,200
Total investments	$100,000	$2,064,109,505	$–	$2,064,209,505

The Fund did not invest in any level-3 investments during the six-month period ended May 31, 2022.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2022

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
	Expense Ratio	Account Value	Account Value	Expenses Paid
Six-Month Period Ended May 31, 2022	for the Period	12/01/21	05/31/22	During the Period*
LargeCap Fund
Actual	0.99%	$1,000.00	$945.86	$4.80
Hypothetical (5% return before expenses)	0.99%	$1,000.00	$1,020.06	$4.99
MidCap Fund
Actual	1.15%	$1,000.00	$931.97	$5.54
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.27	$5.79
Bond Fund
Actual	0.72%	$1,000.00	$958.11	$3.51
Hypothetical (5% return before expenses)	0.72%	$1,000.00	$1,021.41	$3.63

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Assets
Total investments in securities, at value (a)	$161,683	$54,409	$2,064,210
Cash	291	–	20,360
Due from sale of securities	–	–	186
Receivable from fund shares sold	26	–	1,992
Dividends and interest receivable	262	104	17,693
Prepaid directors fees	–	–	4
Prepaid expenses	14	12	57
Total Assets	162,276	54,525	2,104,502
Liabilities
Payable for fund shares redeemed	39	11	2,225
Accrued expenses payable	23	20	129
Due to Advisor	115	40	1,207
Total liabilities	177	71	3,561
Net assets	$162,099	$54,454	$2,100,941
Net assets consist of
Capital stock ($.001 par value)	$117,054	$38,492	$2,584,820
Total distributable earnings (accumulated deficit)	45,045	15,962	(483,879)
Net Assets	$162,099	$54,454	$2,100,941
Net asset value per share
Shares of capital stock outstanding (unlimited
shares authorized)	1,699	3,740	201,037
Offering and redemption price	$95.41	$14.56	$10.45

(a) Cost of investments in securities	$122,268	$42,265	$2,272,056

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2022 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$ –	$ –	$40,050
Dividends	1,450	503	–
Less foreign taxes withheld	(7)	(3)	–
Total investment income	1,443	500	40,050
Expenses
Investment advisory fees	790	289	6,934
Shareholder servicing costs	39	14	494
Administrative & accounting services fees	68	37	389
Custody fees	7	4	101
Directors fees	15	13	84
Federal & state registration	16	14	50
Professional fees	17	16	39
Interest expense from line of credit (see note 2)	1	1	5
Other expenses	18	13	232
Total expenses	971	401	8,328
Less expenses reimbursed by Advisor	(131)	(64)	–
Net expenses	840	337	8,328
Net investment income	603	163	31,722
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	5,246	4,003	(947)
Net unrealized appreciation (depreciation) on investments	(14,506)	(7,766)	(120,333)
Net realized and unrealized gain (loss)	(9,260)	(3,763)	(121,280)
Increase (Decrease) in net assets
resulting from operations	($8,657)	($3,600)	($89,558)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND

	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2022	November 30,	May 31, 2022	November 30,	May 31, 2022	November 30,
	(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021
Operations
Net investment income	$603	$1,183	$163	$133	$31,722	$92,483
Net realized gain (loss) on investments	5,246	8,207	4,003	6,395	(947)	(26,579)
Net unrealized appreciation (depreciation)
on investments	(14,506)	27,473	(7,766)	8,182	(120,333)	102,811
Net increase (decrease) in net assets
resulting from operations	(8,657)	36,863	(3,600)	14,710	(89,558)	168,715
Distributions to shareholders
Total distributions to shareholders	(8,223)	(1,302)	(5,651)	(172)	(37,314)	(103,580)
Net increase (decrease) in net assets
resulting from distributions
to shareholders	(8,223)	(1,302)	(5,651)	(172)	(37,314)	(103,580)
Fund share transactions
Proceeds from shares sold	16,943	7,105	1,387	3,008	268,408	951,450
Reinvestment of distributions	8,115	1,278	5,570	171	35,564	96,748
Cost of shares redeemed	(11,521)	(19,589)	(4,169)	(7,392)	(658,180)	(797,841)
Net increase (decrease) in net assets
resulting from fund share
transactions	13,537	(11,206)	2,788	(4,213)	(354,208)	250,357
Total increase (decrease) in net assets	(3,343)	24,355	(6,463)	10,325	(481,080)	315,492
Net assets
Beginning of year	165,442	141,087	60,917	50,592	2,582,021	2,266,529
End of period	$162,099	$165,442	$54,454	$60,917	$2,100,941	$2,582,021

Share transactions
Shares sold	165	69	88	175	24,852	86,468
Shares issued in reinvestment of
distributions	78	15	347	13	3,294	8,892
Shares redeemed	(114)	(195)	(265)	(451)	(60,938)	(72,825)
Net increase (decrease) in fund
shares outstanding	129	(111)	170	(263)	(32,792)	22,535

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to estimated maturity. Management has evaluated and adopted ASU 2017-08 and concluded these changes do not have a material impact on the Funds’ financial statements.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at May 31, 2022.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 4, 2022, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 4.00% as of May 31, 2022. As of May 31, 2022, the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $3,000,000 and Bond Fund - $130,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The LOC was drawn down during the period; however, as of May 31, 2022, there were no borrowings by the Funds outstanding under the LOC. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2022.

		Average			Date of
	Average	Interest	Interest	Maximum	Maximum
	Balance	Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$54,797	3.33%	$922	$2,228,000	02/23/2022
					12/23/2021
					to
MidCap Fund	$61,830	3.31%	$1,035	$1,724,000	12/26/2021
Bond Fund	$319,467	3.25%	$5,249	$22,694,000	03/10/2022

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2022, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Notes 5, 6 and 7, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2023 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2022, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $130,783 and $63,714, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2022, affiliated shareholders whose individual accounts are greater than 10% held 30.61% of outstanding shares of the MidCap Fund. Transactions by the shareholders may have a material impact on the Funds.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of-pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2022, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$51,224
MidCap Fund	$38,681
Bond Fund	$296,406

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2022, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$11,583
MidCap Fund	$1,820
Bond Fund	$339,030

NOTE 4 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2022, were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$27,189,042	$21,517,790	$–	$–
MidCap Fund	$6,773,152	$9,523,071	$–	$–
Bond Fund	$82,727,594	$258,962,373	$206,107,062	$350,501,920

NOTE 5 – INCOME TAX INFORMATION
At November 30, 2021, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Federal tax cost	$111,573,658	$41,320,611	$2,634,610,427

Unrealized appreciation	$61,305,613	$22,786,417	$40,177,919
Unrealized depreciation	(7,601,798)	(3,223,613)	(127,690,997)
Net unrealized appreciation (depreciation)	$53,703,815	$19,562,804	($87,513,078)
Distributable ordinary income	1,181,559	261,054	15,992,955
Distributable long-term capital gains	7,039,715	5,389,152	–
Post-October losses	–	–	(41,452)
Capital loss carryforwards	–	–	(285,445,420)
Total distributable earnings (accumulated deficit)	$61,925,089	$25,213,010	($357,006,995)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

The tax basis post-October losses as of November 30, 2021 and capital loss carryforward as of November 30, 2021, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Post-October losses
Short-term	$–	$–	($39,154)
Long-term	–	–	(2,298)
Total Post-October losses	$–	$–	($41,452)
Net capital loss carryforward
Short-term	$–	$–	($50,165,406)
Long-term	–	–	(235,280,014)
Total capital loss carryforward	$–	$–	($285,445,420)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during the six-month period ended May 31, 2022 and the fiscal year ended November 30, 2021 are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Six-month period ended May 31, 2022 (Unaudited)
Distributions paid from
Ordinary income	$1,182,983	$262,626	$37,313,631
Long-term capital gains	7,039,925	5,389,316	–
Total distributions paid	$8,222,908	$5,651,942	$37,313,631

Fiscal year ended November 30, 2021
Distributions paid from
Ordinary income	$1,302,301	$171,632	$103,580,283
Long-term capital gains	–	–	–
Total distributions paid	$1,302,301	$171,632	$103,580,283

The following distributions were declared on June 23, 2022, payable to shareholders on June 24, 2022:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Ordinary income distributions
Amount	$–	$–	$15,468,438
Per share	$–	$–	$0.08
Long-term capital gains distributions
Amount	$–	$–	$–
Per share	$–	$–	$–

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

NOTE 6 – CORONAVIRUS (COVID-19) PANDEMIC
As a result of the global outbreak of the 2019 novel coronavirus (“COVID-19”), along with resulting voluntary and governmental actions, including but not limited to mandatory business closures, public gathering limitations, restrictions on travel and quarantines, as well as supply chain disruptions has meaningfully unsettled the global economy and markets. Businesses across most sectors have experienced significant challenges to their revenues and business, which could lead to widespread defaults on outstanding corporate debt or make it difficult for businesses to continue as a going concern. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have ongoing material adverse effects across many, if not all, aspects of regional, national and global economies. These current market conditions (as well as market conditions arising from similar infectious illnesses) are likely to amplify the other risks to which the Funds are subject. They also subject each Fund to a variety of unknown risks, including the risk that government actions and intervention in the markets distort which businesses emerge successfully from these conditions and which do not or that they unintentionally exacerbate these conditions.

NOTE 7 – LIBOR DISCONTINUATION RISK
The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by June 30, 2023. Many financial instruments use or may use a floating rate based on the LIBOR which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Bond Fund or the financial instruments in which the Bond Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Bond Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of the first half of 2023.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Funds’ investments, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

NOTE 8 – SECTOR RISK
If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2022, the LargeCap Fund had 26.02% of the value of their total investments within the Information Technology sector.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
LARGECAP FUND	Period Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$105.38		$83.93	$74.93	$66.36	$65.77	$57.48
Income from investment operations
Net investment income	0.36		0.76	0.78	0.68	0.55	0.37
Net realized and unrealized gains (losses)
on investments	(5.08)		21.47	10.29	8.41	0.59	8.38
Total from investment operations	(4.72)		22.23	11.07	9.09	1.14	8.75
Less distributions
Distributions from net investment income	(0.76)		(0.78)	(0.60)	(0.52)	(0.45)	(0.46)
Distributions from net realized gains	(4.49)		–	(1.47)	–	(0.10)	–
Total distributions	(5.25)		(0.78)	(2.07)	(0.52)	(0.55)	(0.46)
Net asset value, end of period	$95.41		$105.38	$83.93	$74.93	$66.36	$65.77
Total return	(4.92%	)(a)	26.71%	15.08%	13.93%	1.72%	15.32%
Ratios and supplemental data
Net assets, end of period (millions)	$162.1		$165.4	$141.1	$128.9	$121.7	$129.0
Ratios to average net assets:
Ratios of expenses	0.99%	(b)	0.99%	0.99%	1.03%	1.05%	1.10%
Ratio of expenses without reimbursement	1.14%	(b)	1.15%	1.23%	1.23%	1.21%	1.22%
Ratio of net investment income	0.71%	(b)	0.72%	1.09%	0.96%	0.80%	0.59%
Ratio of net investment income
without reimbursement	0.56%	(b)	0.56%	0.85%	0.76%	0.64%	0.47%
Portfolio turnover rate	13%	(a)	12%	25%	24%	29%	89%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
MIDCAP FUND	Period Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$17.07		$13.20	$12.29	$12.02	$13.73	$12.53
Income from investment operations
Net investment income	0.04		0.05	0.04	0.04	0.03	0.01
Net realized and unrealized gains (losses)
on investments	(0.95)		3.87	1.23	0.93	(0.75)	1.78
Total from investment operations	(0.91)		3.92	1.27	0.97	(0.72)	1.79
Less distributions
Distributions from net investment income	(0.04)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
Distributions from net realized gains	(1.56)		–	(0.32)	(0.67)	(0.98)	(0.58)
Total distributions	(1.60)		(0.05)	(0.36)	(0.70)	(0.99)	(0.59)
Net asset value, end of period	$14.56		$17.07	$13.20	$12.29	$12.02	$13.73
Total return	(6.23%	)(a)	29.75%	10.56%	9.78%	(5.85% )	14.78%
Ratios and supplemental data
Net assets, end of period (millions)	$54.5		$60.9	$50.6	$45.1	$45.0	$50.9
Ratios to average net assets:
Ratios of expenses	1.15%	(b)	1.14%	1.15%	1.15%	1.15%	1.20%
Ratio of expenses without reimbursement	1.37%	(b)	1.35%	1.53%	1.53%	1.42%	1.44%
Ratio of net investment income	0.56%	(b)	0.22%	0.42%	0.37%	0.19%	0.06%
Ratio of net investment income (loss)
without reimbursement	0.34%	(b)	0.01%	0.04%	(0.01% )	(0.08% )	(0.18% )
Portfolio turnover rate	12%	(a)	19%	37%	34%	30%	29%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
BOND FUND	Period Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$11.04		$10.73	$11.52	$11.38	$11.45	$11.22
Income from investment operations
Net investment income	0.15		0.42	0.52	0.40	0.36	0.35
Net realized and unrealized gains (losses)
on investments	(0.57)		0.36	(0.83)	0.13	(0.09)	0.27
Total from investment operations	(0.42)		0.78	(0.31)	0.53	0.27	0.62
Less distributions
Distributions from net investment income	(0.17)		(0.47)	(0.48)	(0.39)	(0.34)	(0.39)
Distributions from net realized gains	–		–	–	–	–	–
Total distributions	(0.17)		(0.47)	(0.48)	(0.39)	(0.34)	(0.39)
Net asset value, end of period	$10.45		$11.04	$10.73	$11.52	$11.38	$11.45
Total return	(3.83%	)(a)	7.43%	(2.60% )	4.70%	2.37%	5.57%
Ratios and supplemental data
Net assets, end of period (millions)	$2,100.9		$2,582.0	$2,266.5	$3,788.6	$3,655.2	$2,620.6
Ratios to average net assets:
Ratios of expenses	0.72%	(b)	0.71%	0.72%	0.71%	0.71%	0.71%
Ratio of net investment income	2.75%	(b)	3.75%	4.27%	3.49%	3.21%	3.01%
Portfolio turnover rate	4%	(a)	34%	38%	53%	39%	43%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-PORT are also available without charge, upon request, by calling 1-800-999-0887.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed the Valuation Committee of Thompson Investment Management, Inc. as the program administrator for the Program (the “Program Administrator”). At its meeting on February 16, 2022, the Board of Directors of the Funds reviewed the Program Administrator’s written report (the “Report”) relating to the operation of the Program for the period from December 1, 2020, through November 30, 2021 (the “Program Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected any of the Funds’ ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period, including with respect to each Fund’s ability to meet redemptions under both normal and reasonably foreseeable stressed conditions.

Item (b): No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2022 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

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Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of July, 2022.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of July 2022.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ James P. DiCristo
James P. DiCristo, Chief Financial
Officer (Principal Financial Officer)

4